Long Term Debt Schedule 3 (Details) (JAPAN [Member], Edap Technomed Co Ltd [Member])	12 Months Ended
	Dec. 31, 2014 Loan One [Member] JPY (¥)	Dec. 31, 2014 Loan Two [Member] JPY (¥)	Dec. 31, 2014 Loan Three [Member] JPY (¥)	Dec. 31, 2014 Loan Three [Member] EUR (€)
Initial Amount	¥ 10,000,000	¥ 55,000,000	¥ 10,000,000
Interest rate	¥ 2.30	¥ 1.80	¥ 2.10	€ 2.10